Stock-Based Compensation Plans (Tables)	12 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Compensation Expense
	Years Ended September 30
	2012	2011	2010
Stock option grants	$381	370	402
Restricted stock awards granted in 2006	-	-	48
Annual non-employee Director stock award	320	334	354
	$701	704	804

Summary of Stock Activity
				Weighted
		Weighted	Weighted	Average
	Number	Average	Average	Grant Date
	of	Exercise	Remaining	Fair Value
Options	Shares	Price	Term (yrs)	(000	's)

Outstanding at
October 1, 2009	713,790	$12.23	4.5	$4,246
Granted	27,210	$32.16		$349
Exercised	(107,100)	$6.83		$389
Forfeited	-	$-
Outstanding at
September 30, 2010	633,900	$14.00	4.1	$4,206
Granted	29,160	$25.60		$293
Exercised	(54,035)	$9.95		$274
Forfeited	(3,000)	$5.84		$9
Outstanding at
September 30, 2011	606,025	$14.96	3.5	$4,216
Granted	31,690	$22.25		$281
Exercised	(153,505)	$8.62		$705
Forfeited	(3,000)	$5.78		$10
Outstanding at
September 30, 2012	481,210	$17.52	3.8	$3,782
Exercisable at
September 30, 2012	410,766	$16.18	3.0	$3,035
Vested during
twelve months ended
September 30, 2012	35,574			$370

Summary of Stock Options Outstanding
		Weighted	Weighted
	Shares	Average	Average
Range of Exercise	under	Exercise	Remaining
Prices per Share	Option	Price	Life (years)
Non-exercisable:
$18.01 - $27.00	58,618	24.01	8.2
$27.01 - $32.16	11,826	32.16	7.2
	70,444	$25.38	8.0
Exercisable:
$ 5.75 - $ 8.00	6,000	7.92	.2
$ 8.01 - $12.00	162,000	10.14	1.3
$12.01 - $18.00	117,150	14.77	2.3
$18.01 - $27.00	80,232	23.27	6.0
$27.01 - $32.16	45,384	29.90	6.2
	410,766	$16.18	3.0
Total	481,210	$17.52	3.8

Summary of Restricted Stock Activity
				Weighted
		Weighted	Weighted	Average
	Number	Average	Average	Grant Date
	of	Exercise	Remaining	Fair Value
Restricted stock	Shares	Price	Term (yrs)	(000	's)

Outstanding at
September 30, 2009	7,650	$21.23	0.3	$163
Granted	-	$-		$-
Vested	(7,530)	$21.22		$160
Forfeited	(120)	$22.03		$3
Outstanding at
September 30, 2010	-	$-	-	$-